Minimum Committed Revenue	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Minimum Committed Revenue	MINIMUM COMMITTED REVENUE
Committed time charter revenues for the Company as at December 31, 2020 are detailed in the table below. Subsequent events, after the balance sheet date but before the financial statements were issued, could affect the value of the revenue realized due to market linked contracts and the effect of newly signed contracts, changes or options, which have been excluded. For market linked contracts only the floor rate per the contracts has been used for the purposes of calculating committed revenue whereas the actual revenue realized will only be determined at the time of invoicing. The amounts below represent committed revenue rather than the actual value in cash due in the next year. Some of the hire relating to the committed revenue for January 2021 is invoiced in advance and is included in the accounts as deferred charter revenue. As of December 31, 2020, $4.1 million was unpaid and is included in trade accounts receivables.

(in thousands of $)
2021	95,136
2022	19,202
2023	14,600
2024	14,640
2025	9,130
Thereafter	—
Total	152,708